Warrants	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
WARRANTS	Warrants
In June 2020, we issued Public Warrants and Private Placement Warrants in conjunction with the initial public offering of Trebia. Public Warrants may only be exercised for a whole number of shares. No fractional shares will be issued upon exercise of the Public Warrants. The Public Warrants became exercisable on April 18, 2022, when the S-1/A registration statement, which was required to be filed under the terms of the Warrant Agreement and the Business Combination Agreement, was declared effective. The Public Warrants will expire five years from the completion of the Merger, or earlier upon redemption or liquidation.
We are not obligated to deliver any shares of Class A common stock pursuant to the exercise of a Public Warrant and have no obligation to settle such Public Warrants exercises unless a registration statement under the Securities Act with respect to the Class A common stock underlying the Public Warrants is then effective and a prospectus relating thereto is current, subject to us satisfying our obligations with respect to registration, or a valid exemption from registration is available. Warrants are exercisable and we are obligated to issue a share of Class A common stock upon exercise of each Warrant, as the Warrants have been registered with the SEC.
We are obligated to use commercially reasonable efforts to maintain the effectiveness of a registration statement for the registration, under the Securities Act, of the Class A common stock issuable upon exercise of the Warrants, and a current prospectus relating thereto, until the expiration or redemption of the Warrants in accordance with the provisions of the Warrant Agreement. If the effectiveness of a registration statement covering the issuance of the shares of Class A common stock issuable upon exercise of the Warrants is not maintained, Warrant holders may exercise Warrants on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act or another exemption. In addition, if our Class A common stock is, at the time of any exercise of a Warrant, not listed on a national securities exchange such that it satisfies the definition of a “covered security” under Section 18(b)(1) of the Securities Act, we may, at our option, require holders of the Public Warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event we elect to do so, we will not be required to file or maintain in effect a registration statement, but we will use our best efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available. In such event, each holder would pay the exercise price by surrendering the Public Warrants for that number of shares of Class A common stock equal to the lesser of (A) the quotient obtained by dividing (x) the product of the number of shares of Class A common stock underlying the Public Warrants, multiplied the excess of the “fair market value” less the exercise price of the Public Warrants by (y) the fair market value and (B) 0.361. The “fair market value” shall mean the volume weighted average price of the Class A common stock for the 10 trading days ending on the trading day prior to the date on which the notice of exercise is received by the warrant agent.
Redemption of Warrants when the Price per Class A common stock equals or exceeds $18.00 —We may redeem the outstanding Public Warrants:
•in whole and not in part;
•at a price of $0.01 per Public Warrant;
•upon not less than 30 days’ prior written notice of redemption to each warrant holder; and
•if, and only if, the last reported sale price of the Class A common stock for any 20 trading days within a 30-trading day period ending three business days before sending the notice of redemption to warrant holders (“Reference Value”) equals or exceeds $18.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like).
If and when the Warrants become redeemable by us, we may exercise our redemption right even if we are unable to register or qualify the underlying securities for sale under all applicable state securities laws. However, we will not redeem the Warrants unless an effective registration statement under the Securities Act covering the underlying shares of Class A common stock issuable upon exercise of the Warrants is effective and a current prospectus relating to those shares of Class A common stock is available throughout the 30-day redemption period.
Redemption of Warrants When the Price per Class A common stock equals or exceeds $10.00 —Once the Warrants become exercisable, we may redeem the outstanding Warrants:
•in whole and not in part;
•at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their Warrants on a cashless basis prior to redemption and receive that number of shares determined by reference to the exhibit in the report on Form 10-K for the year ended December 31, 2021 filed on March 31, 2022, based on the redemption date and the “fair market value” of the Class A common stock;
•if, and only if, the Reference Value (as defined above under “Redemption of Warrants When the Price per Class A common stock Equals or Exceeds $18.00”) equals or exceeds $10.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like); and
•if the Reference Value is less than $18.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) the Private Placement Warrants must also be concurrently -called for redemption on the same terms as the outstanding Public Warrants, as described above.
The exercise price and number of common stock issuable upon exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, except as described below, the Public Warrants will not be adjusted for issuances of common stock at a price below our exercise price. Additionally, in no event will we be required to net cash settle the Public Warrants.
The Private Placement Warrants were identical to the Public Warrants underlying the units sold in the initial public offering of Trebia, except that (x) the Private Placement Warrants and the shares of Class A common stock issuable upon the exercise of the Private Placement Warrants were not transferable, assignable or salable until 30 days after the completion of the Merger, subject to certain limited exceptions, and (y) the Private Placement Warrants were exercisable on a cashless basis.
The Public and Private Placement Warrants are accounted for as liabilities and marked-to-market at each reporting period, with changes in fair value included as change in fair value of warrant liabilities on the consolidated statements of operations.
In April 2022, the Private Placement Warrant holders exercised their Warrants on a cashless basis in exchange for 3.5 million shares of our Class A common stock. There were no outstanding Private Placement Warrants as of December 31, 2022 (Successor).
During the year ended December 31, 2023 (Successor), there were no Warrants exercised. During the period ended December 31, 2022 (Successor), Public Warrant holders exercised 0.4 million Warrants for cash resulting in total proceeds paid to us of $5.0 million. The total outstanding Public Warrants as of December 31, 2023 (Successor) and December 31, 2022 (Successor) was 16.8 million.